Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended					9 Months Ended	12 Months Ended
	Sep. 02, 2021	Mar. 22, 2021	Mar. 17, 2021	Jan. 18, 2021	Jun. 24, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 15, 2017
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized				5,000,000		5,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001
Initial shareholders percentage		20.00%				20.00%
Description of sponsor surrender		the Sponsor effected a surrender of 1,437,500 Class B ordinary shares to the Company for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 11,500,000 to 10,062,500.
Exercise price (in Dollars per share)				$ 11.5
Business combination expire				5 years
Effective issue price (in Dollars per share)				$ 9.2
Total equity proceeds				60.00%
Warrants, description				the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00” and “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described under the caption “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Prior written notice of redemption, description				• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).
Expected dividend yield
VIECO USA, Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized						100	100	100
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Number of stock options granted						1,907,000	2,437,000	1,587,000
Estimated grant date fair value (in Dollars)	$ 4.2
VIECO USA, Inc. [Member] | 2017 Stock Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Number of stock options granted			676,091		290,689
Percentage of stock option vested			33.30%
Percentage of remaining stock option vested			66.70%
Estimated grant date fair value (in Dollars)			$ 2.1
Unrecognized stock-based compensation (in Dollars)						$ 2.3	$ 4.0	$ 3.0	$ 4.8
Weighted average term						1 year	2 years 7 months 6 days
Total value of shares vested (in Dollars)						$ 6.2	$ 3.2	3.5	$ 3.1
Common Stock, Capital Shares Reserved for Future Issuance											8,320,000
Additional common stock shares authorized										6,180,000
Expected dividend yield							0.00%
Stock-based compensation (in Dollars)							$ 3.2	$ 3.5
VIECO USA, Inc. [Member] | SAR [Member]
Shareholders' Equity (Details) [Line Items]
Number of stock options granted	905,614
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Class B ordinary shares outstanding		10,062,500
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Class B ordinary shares outstanding		1,312,500
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Redemption of warrants per share (in Dollars per share)				$ 18
Warrant per share (in Dollars per share)				$ 0.01
Common Stock [Member] | VIECO USA, Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Voting rights, description							The holders of common stock are entitled to one vote per share
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized				500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001
Voting rights, description				Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.		Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Shares outstanding subject to possible redemption						38,259,457
Shares issued subject to possible redemption						38,259,457
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized				50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001
Ordinary shares, shares issued						9,564,864
Ordinary shares, shares outstanding						9,564,864
Ordinary shares, shares issued				11,500,000
Converted basis percentage		20.00%